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(John Hancock Small Cap Core Fund - Class NAV) | (John Hancock Small Cap Core Fund)

John Hancock Investment Trust
Supplement dated August 30, 2017, to the current John Hancock Equity and Alternative/Specialty Funds Class NAV Prospectus (the "Prospectus")

John Hancock Small Cap Core Fund (the fund)

Effective immediately, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.90
Other expenses[1]	0.12
Acquired fund fees and expenses[2]	0.16
Total annual fund operating expenses[3]	1.18
[1] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	120
3 years	375
5 years	649
10 years	1,432